Note 4 - Loans and Leases - Activity in the Allowance for Loan Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Attributable to loans individually evaluated for impairment	$ 0	$ 255
Collectively evaluated for impairment	10,355	9,739
Total allowance for loan losses	10,355	9,994
Individually evaluated for impairment	1,948	3,025
Acquired with deteriorated credit quality	121,969	185,580
Collectively evaluated for impairment	607,439	630,914
Loans and Leases Receivable, Gross, Total	609,559	634,103
Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	172	164
Residential 1 - 4 Family Real Estate [Member]
Attributable to loans individually evaluated for impairment	0	0
Collectively evaluated for impairment	1,719	1,683
Total allowance for loan losses	1,719	1,683
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	112,120	111,001
Loans and Leases Receivable, Gross, Total	112,196	111,061
Residential 1 - 4 Family Real Estate [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	76	60
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Attributable to loans individually evaluated for impairment	0	6
Collectively evaluated for impairment	7,121	6,658
Total allowance for loan losses	7,121	6,664
Individually evaluated for impairment	676	1,047
Collectively evaluated for impairment	404,192	373,681
Loans and Leases Receivable, Gross, Total	404,964	374,832
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	96	104
Commercial and Agriculture Portfolio Segment [Member]
Attributable to loans individually evaluated for impairment	0	249
Collectively evaluated for impairment	1,414	1,266
Total allowance for loan losses	1,414	1,515
Individually evaluated for impairment	1,272	1,978
Collectively evaluated for impairment	85,562	139,302
Loans and Leases Receivable, Gross, Total	86,834	141,280
Commercial and Agriculture Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	0	0
Consumer Portfolio Segment [Member]
Attributable to loans individually evaluated for impairment	0	0
Collectively evaluated for impairment	101	132
Total allowance for loan losses	101	132
Individually evaluated for impairment	0	0
Acquired with deteriorated credit quality	5,565	6,930
Collectively evaluated for impairment	5,565	6,930
Loans and Leases Receivable, Gross, Total	5,565	6,930
Consumer Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	$ 0	$ 0